Significant Agreements (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 19, 2022	May 21, 2021	Oct. 18, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 20, 2022
Significant Agreements (Details) [Line Items]
OUI Agreement Expiration						10 years		10 years
Intellectual property licenses is recorded as research and development expenses				$ 8,000	$ 10,000	$ 10,000	$ 10,000	$ 11,000	$ 15,000
Accrued expenses						453,000
Research and development expenses	$ 6,900,000
Research and development expenses								402,104
Ology Bioservices, Inc. [Member]
Significant Agreements (Details) [Line Items]
Aggregate agreement amount initial agreement			$ 4,000,000					4,000,000
Payment for service									100,000
Prepaid expense remaining								48,600	$ 48,600
Aggregate amount		$ 2,800,000						$ 2,800,000
Cost plus, percentage		15.00%						15.00%
Accounts payable				144,000		144,000		$ 164,000
Accrued expenses						453,000		115,000
Obligations increased										$ 300,000
Research and development expenses				$ 275,000		$ 492,000
Prepaid expenses to remaining prepaid expenses								100,000
Incurred related research and development expenses								328,000
Accrued expenses								$ 115,000
Research and Development Expense [Member]
Significant Agreements (Details) [Line Items]
Intellectual property licenses is recorded as research and development expenses					$ 377,000		$ 377,000